Class K [Member] Investment Objectives and Goals - Class K - BlackRock New Jersey Municipal Bond Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock New Jersey Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.